EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

10.    EARNINGS PER SHARE

Earnings per share are calculated by dividing income attributable to Grupo Supervielle´s shareholders by the weighted average number of outstanding common shares during the period. As Grupo Supervielle does not have preferred shares or debt convertible into shares, basic earnings are equal to diluted earnings per share.

	12/31/2023	12/31/2022	12/31/2021
Income attributable to shareholders of the group	51,615,837	(15,654,911)	(10,521,726)
Weighted average of oustanding ordinary shares (thousands)	442,727	454,274	456,722
Income per share	116.59	(34.46)	(23.04)